Expense Example, No Redemption - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - Select Gold Portfolio	Apr. 29, 2024 USD ($)
Fidelity Advisor Gold Fund - Class I
Expense Example, No Redemption:
1 Year	$ 75
3 Years	233
5 Years	406
10 Years	906
Fidelity Advisor Gold Fund - Class A
Expense Example, No Redemption:
1 Year	670
3 Years	872
5 Years	1,091
10 Years	1,718
Fidelity Advisor Gold Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,853
Fidelity Advisor Gold Fund - Class M
Expense Example, No Redemption:
1 Year	472
3 Years	730
5 Years	1,007
10 Years	1,797
Fidelity Advisor Gold Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750